Equity Capital Structure, At-the-Market Common Stock Offering (Details) - USD ($)		1 Months Ended	6 Months Ended
	Apr. 20, 2023	Aug. 08, 2023	Jun. 30, 2023	Jun. 30, 2022	May 23, 2023	Dec. 31, 2022
Common Shares [Abstract]
Minimum period for aggregate offering price	12 months
Gross proceeds from issuance of common shares			$ 785,804	$ 0
Due from shareholder			$ (38,475)			$ 0
Maximum [Member]
Common Shares [Abstract]
Common stock that can be sold under ATM					$ 30,000,000
Common Shares [Member]
Common Shares [Abstract]
Issuance of common stock (in shares)		133,900	1,879,888
Gross proceeds from issuance of common shares		$ 60,000.00	$ 800,000
Net proceeds from issuance of common stock		$ 50,000.00	700,000
Due from Shareholders [Member]
Common Shares [Abstract]
Due from shareholder			$ (38,475)